Income Taxes (Reconciliation of Statutory and Effective Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Statutory rates for expense (benefit)	(37.70%)	(37.80%)	(40.40%)
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	8.60%	(319.80%)	12.30%
Tax credits	15.80%	(176.50%)	(60.90%)
Expenses not deductible for tax purposes	0.50%	11.30%	4.30%
Expiration of stock options	0.10%	16.60%	9.50%
Undistributed earnings of foreign subsidiaries	0.20%	(6.00%)	(20.00%)
Change in valuation allowance	10.50%	704.30%	(92.10%)
Effect of enacted changes in tax laws and rates on Japanese tax	3.70%		149.90%
Other, net	(1.50%)	0.70%	1.40%
Total Income tax rate	0.20%	192.80%	(36.00%)